Expense Example - The Disciplined Growth Investors Equity Fund [Member]	Jan. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271